New York Life Insurance Company 51 Madison Avenue New York, NY 10010 (212) 576-4958 E-Mail: trina_sandoval@newyorklife.com

Trina Sandoval Associate General Counsel

VIA EDGAR

February 2, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account-III

Form N-4 Registration Statement

File Nos. 333-219399 and 811-08904

CIK #0000934298

Commissioners:

Submitted herewith for filing on behalf of New York Life Insurance and Annuity Corporation (“NYLIAC”) and NYLIAC Variable Annuity Separate Account-III is Post-Effective Amendment No. 2 to the registration statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 178 to the registration statement on the same Form N-4 under the Investment Company Act of 1940.

Units of interest of the Separate Account are offered through a variable annuity contract, marketed under the following name: New York Life Premier Variable Annuity – FP Series (“FP Series”) (the “Prospectus”).

This Amendment is being filed pursuant to Rule 485 (a) (1) of the 1933 Act. The purpose of the amendment is to (1) remove the asset allocation models as an Allocation Option under the contract and (2) add a new version of the Investment Preservation Rider – FP Series, offered on or after May 1, 2018 with new investment division restrictions.

Capitalized terms used but not defined herein have the meaning assigned such term in the Prospectus.

All changes will be effective as of May 1, 2018. We expect to make further updating changes to fund fees and other financial information, and to reflect SEC staff comments to this Amendment through a subsequent amendment filed pursuant to Rule 485(b) in April 2018.

If you have any questions regarding this letter, please do not hesitate to call me at (212) 576-4958 or e-mail me at trina_sandoval@newyorklife.com.

Sincerely,

/s/ Trina Sandoval
Trina Sandoval
Associate General Counsel